INVESTMENTS IN UNCONSOLIDATED ENTITIES (Q2) (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015 EUR (€)	Oct. 31, 2015 EUR (€)	Aug. 31, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	May. 12, 2015 EUR (€) $ / shares	May. 12, 2015 EUR (€) Installment	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2015 EUR (€)
Statement of operations [Abstract]
Gains losses on equity method investments							$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)				20.00%			20.00%		20.00%		20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling interest (in hundredths)				50.00%			50.00%		50.00%		50.00%
Altrazeal Trading Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)													25.00%
Unrecorded profit (loss)													$ 129,207
Balance sheet [Abstract]
Total assets													136,661
Total liabilities													660,006
Total stockholders' equity (deficit)													(523,345)
Statement of operations [Abstract]
Revenues													61,028
Net (loss)													(516,829)
Gains losses on equity method investments											$ 0	$ 0	$ 0
Percentage of voting interest acquired (in hundreds)													25.00%
ORADISC GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)												25.00%
Unrecorded profit (loss)												$ 11,430
Balance sheet [Abstract]
Total assets												305,069
Total liabilities												302,572
Total stockholders' equity (deficit)												2,497
Statement of operations [Abstract]
Revenues												0
Net (loss)												(34,671)
Gains losses on equity method investments							$ 0				$ 0	$ 0
Percentage of voting interest acquired (in hundreds)												25.00%
Altrazeal Trading GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)				25.00%	75.00%	75.00%	25.00%		25.00%		25.00%	25.00%
Unrecorded profit (loss)											$ 295,477	$ 213,370
Balance sheet [Abstract]
Total assets											1,039,343	757,784
Total liabilities											2,178,865	1,563,046
Total stockholders' equity (deficit)											(1,139,522)	(805,262)
Statement of operations [Abstract]
Revenues											882,583	0
Net (loss)											(465,580)	(798,009)
Gains losses on equity method investments											$ 0	$ 0
Percentage of voting interest acquired (in hundreds)				25.00%	75.00%	75.00%	25.00%		25.00%		25.00%	25.00%
Purchase price allocation, share capital | €					€ 3,150,000	€ 3,150,000
Purchase price allocation, product inventory | €					€ 88,834	88,834
Purchase price of acquisition, installment amount | €						1,147,200
Purchase price offset of accounts receivable amount | €						€ 646,500
Number of installments | Installment						5
Purchase price of share capital, installment amount | €				€ 500,700
Percentage of equity being transferred on each installment (in hundredths)						15.00%
Percentage of average closing price of shares (in hundredths)						110.00%
Number of trading days						10 days
Percentage of warrants included in installment payment (in hundredths)						10.00%
Premium per share included in installment payments (in dollars per share) | $ / shares					€ 0.30
Altrazeal Trading GmbH [Member] | Subsequent Event [Member]
Statement of operations [Abstract]
Purchase price of share capital, installment amount | €	€ 500,700	€ 500,700	€ 500,700
Payment for inventory included in working capital | €														€ 88,834
Altrazeal Trading GmbH [Member] | Subsequent Event [Member] | Maximum [Member]
Statement of operations [Abstract]
Purchase agreement execution period						60 days
Altrazeal AG [Member]
Schedule of Equity Method Investments [Line Items]
Non-dilutable ownership interest (in hundredths)				25.00%			25.00%		25.00%		25.00%
Statement of operations [Abstract]
Gains losses on equity method investments											$ 0
Percentage of voting interest acquired (in hundreds)				25.00%			25.00%		25.00%		25.00%